Goodwill	12 Months Ended
Dec. 31, 2019
Disclosure of goodwill [text block] [Abstract]
Disclosure of goodwill [text block]
12.	Goodwill

As of December 31, 2019 and 2018, the amount for goodwill was to S/4,459,000, from the acquisition of assets made by the subsidiary Distribuidora Norte Pacasmayo S.R.L., see note 1.1.

The Group has assessed the recoverable amount of its goodwill and has determined that there are no indicators of an impairment loss of this asset as of December 31, 2018 and 2019.